Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details 1)	Nov. 30, 2016
Export Credit Facilities Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.40%
Export Credit Facilities Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.00%
Export Credit Facilities Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.80%
Export Credit Facilities Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.50%
Export Credit Facilities Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.60%
Export Credit Facilities Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	2.10%
Export Credit Facility Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Export Credit Facility Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.80%
Bank Loans Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.60%
Bank Loans Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.90%
Bank Loans Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.30%
Bank Loans Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.80%
Bank Loans Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.40%
Bank Loans Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.80%
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.30%
Publicly Traded Notes Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Publicly Traded Notes Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.20%
Publicly Traded Notes Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.10%
Publicly Traded Notes Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.90%
Debt Other | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.50%
Debt Other | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.30%
Commercial Paper
Debt Outstanding [Line Items]
Debt instrument, interest rate	(0.10%)
Euro Bank Loans
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.90%